[KAMINSKI LOGO]







                                 ANNUAL REPORT

                                 JUNE 30, 1999








                   MANAGED BY KAMINSKI ASSET MANAGEMENT, INC.
                        319 1ST AVENUE NORTH, SUITE 300
                             MINNEAPOLIS, MN 55401

August 26, 1999

Dear Shareholder,

We are pleased to bring you this annual report for the Kaminski Poland Fund covering the period ending June 30, 1999. Over the past year, Poland has offered much in the way of opportunities for the portfolio. The ride, however, was not without some stress brought on by unforeseen circumstances and events beyond our control. Russia's economic collapse in August of last year is a prime example. However, with the strength and resilience of the Polish market, coupled with our asset management objectives, the Poland Fund rallied back with vigor. As of this report, the Kaminski Poland Fund - Class I posted a calendar 1999 return of 26.70%, while the Class A shares had a return of 15.88%* since the inception date of March 18, 1999. Our benchmark, the WIG Index, produced a return of 15.43% for the same period. This same strength has brought us from the depths of negative double-digit returns earlier this year, to a June 1999 year-end total return of (5.09)% for the Class I shares.

Over the course of the last year, we saw a large percentage of our holdings prosper due to strong performances, solid management, and prudent sector weightings. Holdings performing below our expectations were a result of not only the economic collapse in Russia, but in large part due to corporate consolidations at arguably low valuations. As the Polish market continues to mature, however, mergers and acquisitions going forward will hopefully prove profitable for the Fund due to more sophisticated players, improved accounting methods, and higher valuations. Commensurate with this maturation comes the improved perception by foreign investors towards Poland.

The future is bright. A testament to the opportunities in Poland lie in the fact that since our last annual report, numerous U.S. companies have either entered Poland's market or are expanding existing operations. The Polish market is ripe with opportunity. Over the course of the next several years, we will witness Poland continuing to strive for expanded free market trade resulting in exponential growth. With Poland's entrance into the EU in the early 2000's, the anticipated doubling of her market capitalization in 3-5 years, and the world's focus and preoccupation with "Globalization", as managers of the Kaminski Poland Fund, we feel that Poland remains truly one of the brightest emerging/developing market plays today.

Cordially,

/s/ M.G. Kaminski

M.G. Kaminski

* Load-adjusted return.

For Class I shares, the average annual total return from inception (July 9, 1997) to June 30, 1999 was (21.70)%.

Past performance is not indicative of future performance. Fund share values will fluctuate so that your shares, when redeemed, may be worth more or less than your original investment.

                              KAMINSKI POLAND FUND

Comparison of the change in value of a $10,000 investment in the Kaminski Poland
       Fund - Class I versus the WIG Index of the Warsaw Stock Exchange.

                Kaminski Poland Fund - Class I           WIG Index
                ------------------------------           ---------
11-Jul-97                  10,000                         10,000
30-Sep-97                   9,720                         11,042
31-Dec-97                   9,060                          9,264
31-Mar-98                   9,870                         10,651
30-Jun-98                   8,240                          9,934
30-Sep-98                   6,020                          7,730
31-Dec-98                   6,180                          8,082
31-Mar-99                   6,480                          8,925
30-Jun-99                   7,830                         10,627

Past performance is not predictive of future performance.

WIG Index: The Warsaw Stock Exchange main market index. An unmanaged index of 117 companies based on market capitalizations. Companies held by the Fund will not be identical to those held by the index.

                              KAMINSKI POLAND FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999
--------------------------------------------------------------------------------
  Shares   COMMON STOCKS: 86.45%                                   Market Value
--------------------------------------------------------------------------------
           BUILDING AND CONSTRUCTION: 10.82%
  16,000   Budimex S.A.*..........................................     $ 93,797
   4,850   Exbud S.A.*............................................       37,827
  13,750   Mostostal Krakow S.A.*.................................       25,759
   9,500   Mostostal Zabrze S.A...................................       30,025
  31,700   Mostostal - Export S.A.................................       39,995
                                                                     ----------
                                                                        227,403
                                                                     ----------
           CHEMICALS - DIVERSIFIED: 3.59%
  19,500   Huta Olawa S.A.........................................       37,773
  19,500   Polifarb-Cieszyn Wroclaw S.A.*.........................       37,774
                                                                     ----------
                                                                         75,547
                                                                     ----------
           COMMERCIAL BANKS: 19.82%
   3,825   Bank Handlowy W Warszawie..............................       53,134
   2,000   Bank Ochrony Srodowiska S.A.*..........................       32,115
   1,000   Bank Przemyslowo - Handlowy S.A.*......................       51,486
  39,500   Big Bank Gdanski S.A...................................       87,590
   8,150   Grupa Pekao S.A.*......................................       94,517
  21,000   Kredyt Bank PBI S.A....................................       97,952
                                                                     ----------
                                                                        416,794
                                                                     ----------
           CONGLOMERATES: 11.44%
  17,000   Elektrim Spolka Akcyjna S.A............................      240,482
                                                                     ----------

           FOOD - MISCELLANEOUS/DIVERSIFIED: 6.29%
  19,500   Agros Holding S.A.*....................................      132,208
                                                                     ----------

           MEDICAL - DRUGS: 5.65%
   5,000   Polfa Kutno*...........................................       72,642
   4,550   Polska Grupa Farmaceutyczna*...........................       46,157
                                                                     ----------
                                                                        118,799
                                                                     ----------
           METAL - DIVERSIFIED: 1.65%
   5,500   KGHM Polska Miedz S.A.*................................       34,626
                                                                     ----------

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------
           MULTI-LINE INSURANCE: 6.05%
  47,000   Polisa S.A.............................................     $ 40,730
   4,400   Tuir Warta S.A.........................................       86,354
                                                                     ----------
                                                                        127,084
                                                                     ----------
           TECHNOLOGY: 8.45%
      51   Comarch S.A.*..........................................        2,080
   6,000   Computer Service Support S.A.*.........................       41,291
   5,400   Optimus S.A............................................       64,965
   2,000   Softbank S.A.*.........................................       69,328
                                                                     ----------
                                                                        177,664
                                                                     ----------
           TELECOMMUNICATIONS: 3.33%
  10,000   Telekomunikacja Polska - GDR...........................       70,093
                                                                     ----------

           TELEVISION: 9.36%
  10,500   @Entertainment, Inc.*..................................      196,875
                                                                     ----------

           Total Investments in Securities
             (cost $1,848,016)+: 86.45% ..........................   $1,817,575
           Cash and Other Assets less Liabilities: 13.55%.........      284,912
                                                                     ----------
           TOTAL NET ASSETS: 100.00% .............................   $2,102,487
                                                                     ==========

* Denotes a non-income producing security.

+ At June 30, 1999, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities and foreign currency were as follows:

           Gross unrealized appreciation..........................   $  325,825
           Gross unrealized depreciation..........................     (359,177)
                                                                     ----------
             Net unrealized depreciation..........................   $  (33,352)
                                                                     ==========

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999
-------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $1,848,016) ....    $ 1,817,575
       Cash ....................................................        246,646
      Receivables:
            Due from Advisor ...................................         13,362
            Dividends ..........................................          8,023
      Deferred organization costs ..............................         21,525
      Prepaid expenses and other assets ........................         31,598
                                                                    -----------
                  Total assets .................................      2,138,729
                                                                    -----------

LIABILITIES
      Payable for securities purchased: ........................            611
      Accrued expenses .........................................         35,631
                                                                    -----------
                  Total liabilities ............................         36,242
                                                                    -----------

NET ASSETS .....................................................    $ 2,102,487
                                                                    ===========

COMPONENTS OF NET ASSETS
      Paid-in capital ..........................................    $ 2,319,152
      Accumulated net realized loss on investments .............       (183,313)
      Net unrealized depreciation on investments ...............        (33,352)
                                                                    -----------
                  Net assets ...................................    $ 2,102,487
                                                                    ===========

Net Assets:
      Class A Shares ...........................................    $   105,940
      Class I Shares ...........................................      1,996,547
                                                                    -----------
                                                                    $ 2,102,487
                                                                    ===========

CLASS A SHARES
Net asset value, offering and redemption price per share
      ($105,940/13,559 shares outstanding;
      unlimited number of shares authorized, par value $.01) ...    $      7.81
                                                                    ===========

Maximum Public Offering Price per Share
      (net asset value $7.81/.9425) ............................    $      8.29
                                                                    ===========

CLASS I SHARES
Net asset value, offering and redemption price per share
      ($1,996,547/255,091 shares outstanding;
      unlimited number of shares authorized, par value $.01 ) ..    $      7.83
                                                                    ===========

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $873) ...................    $  12,751
    Interest .....................................................           61
                                                                      ---------
      Total income ...............................................       12,812
                                                                      ---------

  Expenses
    Custodian and accounting fees ................................       39,381
    Administration fees (Note 3) .................................       29,917
    Professional fees ............................................       25,674
    Transfer agent fees ..........................................       24,196
    Advisory fees (Note 3) .......................................       20,142
    Registration fees ............................................       10,265
    Amortization of deferred organization costs ..................        6,993
    Reports to shareholders ......................................        4,783
    Trustees' fees ...............................................        3,965
    Miscellaneous ................................................        3,491
    Distribution fees (Note 4) ...................................        3,473
    Insurance expense ............................................        1,249
                                                                      ---------
      Total expenses .............................................      173,529
      Less advisory fee waiver and absorption (Note 3) ...........     (135,329)
                                                                      ---------
      Net expenses ...............................................       38,200
                                                                      ---------
        NET INVESTMENT LOSS ......................................      (25,388)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions ...................     (179,661)
  Net change in unrealized depreciation on investments ...........      218,184
                                                                      ---------
      Net realized and unrealized gain on investments ............       38,523
                                                                      ---------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....    $  13,135
                                                                      =========

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                       Year        July 9, 1997*
                                                       Ended          through
                                                   June 30, 1999   June 30, 1998
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS
  Net investment loss ............................  $   (25,388)   $   (13,532)
  Net realized loss from security transactions ...     (179,661)        (3,414)
  Net change in unrealized depreciation
    on investments ...............................      218,184       (251,536)
                                                    -----------    -----------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................       13,135       (268,482)
                                                    -----------    -----------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares (a)
    Class A Shares ...............................       95,462              0
    Class I Shares ...............................      632,117      1,630,255
                                                    -----------    -----------
    NET INCREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS..........................      727,579      1,630,255
                                                    -----------    -----------

    NET CHANGE IN NET ASSETS .....................      740,714      1,361,773

NET ASSETS
Beginning of period ..............................    1,361,773              0
                                                    -----------    -----------
END OF PERIOD ....................................  $ 2,102,487    $ 1,361,773
                                                    ===========    ===========

(a) A summary of capital shares transactions is as follows:

                                      Year                   July 9,1997*
                                      Ended                     through
                                  June 30, 1999              June 30, 1998
                              ----------------------     ----------------------
                               Shares       Value        Shares          Value
                              -------     ----------     -------     ----------
CLASS A:**
Shares sold ................   13,560     $   95,472           0     $        0
Shares redeemed ............       (1)           (10)          0              0
                              -------     ----------     -------     ----------
Net increase ...............   13,559     $   95,462           0     $        0
                              =======     ==========     =======     ==========

CLASS I:
Shares sold ................  159,278     $1,084,143     195,353     $1,927,665
Shares redeemed ............  (69,157)      (452,026)    (30,383)      (297,410)
                              -------     ----------     -------     ----------
Net increase ...............   90,121     $  632,117     164,970     $1,630,255
                              =======     ==========     =======     ==========

* Commencement of operations.

** Denotes transactions in Class A shares that were recorded between March 18, 1999, the inception date of the new offering, and June 30, 1999.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------------------
                                                           CLASS A          CLASS I           CLASS I
                                                       March 18, 1999**                    July 9, 1997*
                                                           through         Year Ended          through
                                                        June 30, 1999     June 30, 1999    June 30, 1998
---------------------------------------------------------------------------------------------------------


Net asset value, beginning of period.................      $ 6.35           $ 8.25            $10.00
                                                           ------           ------            ------


Income (loss) from investment operations:
      Net investment loss++..........................       (0.02)           (0.02)            (0.08)
      Net realized and unrealized gain (loss)
        on investments...............................        1.48            (0.40)            (1.67)
                                                           ------           ------            ------
Total from investment operations.....................        1.46            (0.42)            (1.75)
                                                           ------           ------            ------

Net asset value, end of period.......................      $ 7.81           $ 7.83            $ 8.25
                                                           ======           ======            ======

Total return at net asset value......................       22.99%++***      (5.09%)++        (17.50%)++

Ratios/supplemental data:
Net assets, end of period (millions).................       $ 0.1            $ 2.0             $ 1.4

Ratio of expenses to average net assets:
      Before expense reimbursement...................       57.30%+          11.97%            17.57%+
      After expense reimbursement....................        2.75%+           2.75%             2.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement...................      (56.62)%+        (11.05)%          (16.30%)+
      After expense reimbursement....................       (2.02)%+         (1.82)%           (1.48%)+

Portfolio turnover rate..............................       28.51%           28.51%            25.74%

*    Commencement of operations.

**   Inception date of the Class A shares.

***  Total investment return does not reflect effect of sales charges.

+    Annualized.

++ Net investment loss per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.

++   Not annualized.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Kaminski Poland Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund began operations on July 9, 1997. The Fund's primary investment objective is to seek long term growth of capital by investing in publicly traded securities of companies based in the Republic of Poland.

     Effective March 18, 1999, the Fund implemented a multiple class structure whereby the Fund is authorized to offer two classes of shares: Class A and Class
I. The shares outstanding prior to March 18, 1999 were designated as Class I shares. The two classes differ principally in the sales loads charged at the time of purchase and redemption. Both classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     At a meeting on September 10, 1999, the Board of Trustees, in consultation with the Advisor, determined that the Fund should be reorganized into a trust or other business entity separate from Advisors Series Trust and seek other administrative and distribution service providers. The Board intends to make a final determination with respect to a plan of reorganization or, in the alternative, liquidation of the Fund, at its meeting on September 22, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: Investments in securities traded on the Warsaw Stock Exchange, Poland's primary exchange, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on the exchange for which there have been no sale are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and the asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

          Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period. Such changes are included in net realized and unrealized gain or loss from investments.

                              KAMINSKI POLAND FUND

--------------------------------------------------------------------------------

          Interest income is translated at the exchange rates which existed at the dates the income was accrued. Income will be booked on ex-date or as soon as the information becomes available. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

     B. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

          If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          At June 30, 1999, the Fund had accumulated net realized capital loss carryovers of $25,341 expiring in 2007. To the extent that the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers.

          Differences exist between net realized capital losses for financial statement and tax purposes due to the deferral of capital losses for tax purposes.

          It is the Fund's policy to reclassify the net-effect of permanent differences between book and taxable income to trust capital accounts on the statements of assets and liabilities. As a result of permanent book-to-tax differences for the period ended June 30, 1999, the accumulated net investment loss was reclassified into paid-in capital. These reclassifications have no effect on net assets, net asset value per share, or the change in net assets resulting from operations.

          Additionally, net capital losses of $157,972 attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day (July 1, 1999) of the Fund's next taxable year.

     D.   SECURITY  TRANSACTIONS,   INVESTMENT  INCOME  AND  EXPENSES:  Security
          transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on the first-in, first-out (FIFO) basis for book and tax purposes. Dividend income is recorded on the ex-dividend date, if available, or on a cash

                              KAMINSKI POLAND FUND

--------------------------------------------------------------------------------

          basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

          Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     E.   DISTRIBUTIONS:   Dividends   and   capital   gain   distributions   to
          shareholders, if available, are recorded on the ex-dividend date.

     F. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $35,427 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     G. CONCENTRATION OF RISK: As of June 30, 1999 the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in Poland could have an impact on the Fund's net assets. It is the Trust's policy to continually monitor these off-balance sheet risks.

     H. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended June 30, 1999, Kaminski Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.45% based upon the average daily net assets of the Fund. For the period ended June 30, 1999, the Fund incurred $20,142 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.75% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial sixth year and seventh year of the Fund's operations. Any such

                              KAMINSKI POLAND FUND

--------------------------------------------------------------------------------

reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $135,329; no amounts were reimbursed.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually for the Fund. For the period ended June 30, 1999, the Fund incurred $29,917 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     For the year ended June 30, 1999, First Fund Distributors received $4,442 of aggregate commissions from sales of Class A shares. There were no contingent deferred sales charges from redemptions of Class A shares for the year ended June 30, 1999. Sales charges are not an expense of the Fund and are not reflected in the financial statements of the Fund. Contingent deferred sales charges and/or redemption fees may cause the redemption price per share to differ from the net asset value per share.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor; however, they receive no compensation from the Fund.

NOTE 4 - DISTRIBUTION COSTS

     The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to .25% of the average daily net assets of each class of shares of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended June 30, 1999, the Fund paid the Distribution Coordinator in the amount of $3,473.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period ended June 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $841,846 and $378,041, respectively.

[PRICEWATERHOUSECOOPERS LLP LOGO]
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                                                PRICEWATERHOUSECOOPERS LLP
                                                650 Third Avenue South
                                                Park Building
                                                Suite 1300
                                                Minneapolis, MN 55402-4333
                                                Telephone (612) 596 6000
                                                Facimile   (612) 373 7160


                        REPORT OF INDEPENDENT ACCOUNTANTS

September 14, 1999

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Kaminski Poland Fund (the "Fund") at June 30, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

As described in Note 1, at a meeting on September 10, 1999, the Board of Trustees, in consultation with the Advisor, determined that the Fund should be reorganized into a trust or other business entity separate from Advisors Series Trust and seek other administrative and distribution service providers. The Board intends to make a final determination with respect to a plan of reorganization or, in the alternative, liquidation of the Fund, at its meeting on September 22, 1999.

/s/ PriceWaterhouseCoopers LLP

                                     ADVISOR
                         Kaminski Asset Management, Inc.
                         319 1st Avenue North, Suite 300
                              Minneapolis, MN 55401
                            Web Page: www.polfund.com
                                 (888) POL-FUND


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                               Firstar Bank, N.A.
                          425 Walnut Street, M.L. 6118
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 229-2105


                                     AUDITOR
                           PricewaterhouseCoopers LLP
                        650 Third Avenue South, Ste. 1300
                              Minneapolis, MN 55402
                                 (612) 596-6000


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

        This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

        Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.